Offerings	Jan. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Amount Registered | shares	7,300,000
Proposed Maximum Offering Price per Unit	80
Maximum Aggregate Offering Price	$ 584,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,410.4
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount of Registration Fee	$ 0
Offering Note
(1)
Includes 730,000 shares of Class A Common Stock issuable upon conversion of 7,300,000 shares of 8.00% Series A Perpetual Strike Preferred Stock (the “Perpetual Strike Preferred Stock”) at the initial conversion rate of 0.1000 shares of Class A Common Stock per share of Perpetual Strike Preferred Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Pursuant to Rule 416, the number of shares of Class A Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Class A Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions.

(2)
Under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class A Common Stock issuable upon conversion of the Perpetual Strike Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.

(3)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.